Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 488,248	$ 335,273
Short-term investments	5,483,073	9,613,328
Prepaid expenses and other receivables	17,600	15,721
Total current assets	7,064,498	10,644,515
Equity method investment balance	281,762	278,384
Total assets	8,541,725	12,337,281
Current liabilities
Accrued expenses and other payables	152,706	156,595
Dividend payable	657,856	212,960
Total current liabilities	1,540,365	1,451,898
Total liabilities	2,145,473	2,043,851
EQUITY
Common stock	72	72
Additional paid-in capital	550,168	550,168
Accumulated other comprehensive loss	(513,252)	(707,806)
Retained earnings	2,815,942	6,838,357
Total Sinovac shareholders' equity	4,438,943	8,262,258
Total liabilities and equity	8,541,725	12,337,281
Parent Company
Current assets
Cash and cash equivalents	23,908	16,527
Restricted cash	662,894
Short-term investments	55,270	80,732
Prepaid expenses and other receivables	377	485
Amount due from subsidiaries	20,401	19,350
Dividends receivable	3,616	3,517
Total current assets	766,466	120,611
Equity method investment balance	4,335,737	8,145,953
Total assets	5,102,203	8,266,564
Current liabilities
Accrued expenses and other payables	5,404	4,306
Dividend payable	657,856
Total current liabilities	663,260	4,306
Total liabilities	663,260	4,306
EQUITY
Common stock	72	72
Additional paid-in capital	550,168	550,168
Accumulated other comprehensive loss	(513,252)	(707,806)
Retained earnings	4,401,955	8,419,824
Total Sinovac shareholders' equity	4,438,943	8,262,258
Total liabilities and equity	$ 5,102,203	$ 8,266,564